Accumulated Other Comprehensive Income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated other comprehensive income
Beginning balance	CAD 14,597
Other comprehensive loss	(684)	CAD (46)
Ending balance	15,003	14,597
Unrealized foreign currency translation gains (losses) on net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	1,227	1,281
Other comprehensive income (loss), before tax	(980)	(54)
Accumulated other comprehensive income (loss), before tax, ending balance	247	1,227
(Losses) gains on hedges of net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(472)	(476)
Other comprehensive income (loss), before tax	300	4
Accumulated other comprehensive income (loss), before tax, ending balance	(172)	(472)
Net unrealized foreign currency translation gains (losses)
Accumulated other comprehensive income
Beginning balance	756	806
Income tax recovery (expense), opening balance	(1)	1	CAD 1
Other comprehensive income (loss), tax recovery (expense)	(2)	0
Other comprehensive loss	(682)	(50)
Ending balance	74	756
Realized gain on available-for-sale investment
Accumulated other comprehensive income
Beginning balance	0	(2)
Other comprehensive loss		2
Ending balance		0
Cash flow hedges (Note 28)
Accumulated other comprehensive income
Beginning balance	5	2
Accumulated other comprehensive income (loss), before tax, opening balance	8	3
Income tax recovery (expense), opening balance	(3)	(3)	(1)
Other comprehensive income (loss), before tax	(2)	5
Other comprehensive income (loss), tax recovery (expense)	0	(2)
Other comprehensive loss	2	3
Accumulated other comprehensive income (loss), before tax, ending balance	6	8
Ending balance	7	5
Cash flow hedges (Note 28) | Reclassification
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	0
Other comprehensive income (loss), before tax	4
Accumulated other comprehensive income (loss), before tax, ending balance	4	0
Unamortized net actuarial losses
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(19)	(20)
Other comprehensive income (loss), before tax	(3)	1
Accumulated other comprehensive income (loss), before tax, ending balance	(22)	(19)
Unamortized past service costs
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(3)	(1)
Other comprehensive income (loss), before tax	(1)	(2)
Accumulated other comprehensive income (loss), before tax, ending balance	(4)	(3)
Unrealized employee future benefits (losses) gains
Accumulated other comprehensive income
Beginning balance	(16)	(15)
Income tax recovery (expense), opening balance	6	6	CAD 6
Other comprehensive income (loss), tax recovery (expense)	0	0
Other comprehensive loss	(4)	(1)
Ending balance	(20)	(16)
Accumulated other comprehensive income
Accumulated other comprehensive income
Beginning balance	745	791
Ending balance	CAD 61	CAD 745